Other financial assets (Tables)	12 Months Ended
Sep. 30, 2019
Other financial assets
Schedule of other financial assets

Note 14. Other financial assets[1]

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Accrued interest receivable	1,144	1,276	1,005	1,103
Securities sold not delivered	1,687	1,264	1,668	1,264
Trade debtors	998	1,056	517	514
Interbank lending	514	953	510	939
Clearing and settlement balances	750	736	706	678
Accrued fees and commissions	159	129	95	60
Other	115	103	114	108
Total other financial assets	5,367	5,517	4,615	4,666
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.